Note 9 - Operating Leases (Including Related Party) (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Amount
2013	$4,962,702
2014	4,917,765
2015	4,618,930
2016	4,375,845
2017	4,098,188
Thereafter	15,085,806
Total	$38,059,236